Effects on Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Condensed Consolidating Financial Information [Line Items]
Investments in affiliates	¥ 424,531	¥ 474,502
Marketable securities and other investments	171,875	155,923
Deferred tax assets	269,500	273,084
Total non-current investments and other assets	2,423,502	2,372,939
Retained earnings	4,328,389	4,112,466
Accumulated other comprehensive income (loss)	9,590	(49,112)	(104,529)	(76,955)
Total NTT DOCOMO, INC. shareholders' equity	5,643,366	5,368,475
Scenario, Previously Reported
Condensed Consolidating Financial Information [Line Items]
Investments in affiliates		352,025
Marketable securities and other investments		371,569
Deferred tax assets		239,015
Total non-current investments and other assets		2,432,039
Retained earnings		4,117,073
Accumulated other comprehensive income (loss)		5,381
Total NTT DOCOMO, INC. shareholders' equity		5,427,575
Restatement Adjustment
Condensed Consolidating Financial Information [Line Items]
Investments in affiliates		122,477
Marketable securities and other investments		(215,646)
Deferred tax assets		34,069
Total non-current investments and other assets		(59,100)
Retained earnings		(4,607)
Accumulated other comprehensive income (loss)		(54,493)
Total NTT DOCOMO, INC. shareholders' equity		¥ (59,100)